FIXED ASSETS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
FIXED ASSETS
Property, plant and equipment, gross	$ 78,889	$ 0
Less: accumulated depreciation	(33,199)
Property and equipment, net	45,690	0
Production Equipment [Member]
FIXED ASSETS
Property, plant and equipment, gross	32,020	0
Office Equipment [Member]
FIXED ASSETS
Property, plant and equipment, gross	22,159	0
Vehicles [Member]
FIXED ASSETS
Property, plant and equipment, gross	$ 24,710	$ 0